Earnings per share	9 Months Ended
Mar. 31, 2024
EARNINGS (LOSSES) PER SHARE
Earnings per share

Note 15 – Earnings per share

The following table sets forth the computation of basic and diluted earnings per share for the periods presented:

	Three Months Ended March 31,		Nine Months Ended March 31,
	2024	2023	2024	2023
Numerator:
Net income (loss) attributable to iPower Inc.	$1,016,082	$(1,530,534)	$(2,185,261)	$(9,003,349)

Denominator:
Weighted-average shares used in computing basic and diluted earnings per share*	$29,821,811	$29,730,914	$29,791,990	$29,702,014
Earnings (losses) per share of ordinary shares - basic and diluted	$0.03	$(0.05)	$(0.07)	$(0.30)

*	Due to the anti-dilutive effect, the computation of basic and diluted EPS did not include the shares underlying the exercise of warrants as the Company had a net loss and/or the warrants were out of the money (the exercise price is higher than the market price) for the three and nine months ended March 31, 2024 and 2023.

*	The computation of diluted EPS did not include the shares underlying the exercise of options granted as none of the options were vested and the exercise price of the options was higher than the market price as of March 31, 2024 and 2023.

*	For the three and nine months ended March 31, 2024, 25,331 and 28,635 vested but unissued shares of restricted stock units under the 2020 Equity Incentive Plan (as discussed in Note 16) are considered issued shares and therefore are included in the computation of basic earnings (losses) per share when the shares are fully vested.

*	For the three and nine months ended March 31, 2023, 12,400 and 166,661 vested but unissued shares of restricted stock units under the 2020 Equity Incentive Plan (as discussed in Note 16) are considered issued shares and therefore are included in the computation of basic losses per share when the shares are fully vested.